SCHEDULE OF OTHER RECEIVABLES DEPOSITS AND PREPAYMENTS (Details) - USD ($)	Mar. 31, 2026	Jun. 30, 2025	Jun. 30, 2024
Impairment Effects on Earnings Per Share [Line Items]
Total	$ 44,403	$ 48,757	$ 36,704
Less: impairment on other receivables	(34,728)	(33,110)	(29,842)
Other receivables and deposits, net	9,675	15,647	6,862
Prepayments	85,154	46,605	26,507
Prepaid share based compensation - nonemployees (current portion)	140,604	455,291	135,144
Total Other receivables, deposits and prepayments	235,433	517,543	168,513
Prepaid share based compensation - nonemployees (non-current portion)	187,829	126,047	65,522
Deposit [Member]
Impairment Effects on Earnings Per Share [Line Items]
Other receivables	6,921	6,781	4,775
Other Receivables [Member]
Impairment Effects on Earnings Per Share [Line Items]
Other receivables	$ 37,482	$ 41,976	$ 31,929